LONG-TERM OPERATING COMMITMENTS - Purchase of fixed assets (Details) - 2019 R$ in Thousands	Dec. 31, 2017 BRL (R$)
Purchase of fixed assets
Total	R$ 64,895
CCBM
Purchase of fixed assets
Total	19,560
ELM
Purchase of fixed assets
Total	36,613
CMBM
Purchase of fixed assets
Total	R$ 8,722